SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Focus Growth Fund, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Focus Growth Fund, Inc. (the “Fund”), we hereby transmit for filing with the Securities and Exchange Commission the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the acquisition by the Fund of substantially all of the assets and certain stated liabilities of BlackRock Large Cap Focus Growth Fund, a series of BlackRock Large Cap Series Funds, Inc., in exchange for Investor A, Investor C, Institutional and Class K Shares of the Fund.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.